Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
November 30, 2023
IBF-NPRT1-0124
1.813081.119
Nonconvertible Bonds - 38.6%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
1.65% 2/1/28	4,123	3,591
4.3% 2/15/30	11,310	10,701
NTT Finance Corp.:
1.162% 4/3/26 (b)	4,930	4,489
1.591% 4/3/28 (b)	6,562	5,672
Verizon Communications, Inc.:
2.1% 3/22/28	4,944	4,378
2.355% 3/15/32	7,604	6,066
		34,897
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	3,155	2,969
4.908% 7/23/25	3,041	2,991
6.15% 11/10/26	10,200	10,328
Discovery Communications LLC 3.625% 5/15/30	1,042	921
Magallanes, Inc.:
3.755% 3/15/27	3,063	2,890
4.054% 3/15/29	5,615	5,187
		25,286
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27	1,601	1,492
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	2,211	1,925
2.625% 4/15/26	5,363	5,039
3.5% 4/15/25	2,650	2,577
		11,033
TOTAL COMMUNICATION SERVICES		71,216
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.8%
Daimler Finance North America LLC 4.8% 3/30/28 (b)	7,608	7,505
General Motors Co. 6.125% 10/1/25	3,155	3,170
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,269	1,253
1.25% 1/8/26	3,578	3,255
2.35% 2/26/27	2,587	2,333
4.35% 4/9/25	3,786	3,705
5.4% 4/6/26	8,860	8,819
6% 1/9/28	6,100	6,186
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	7,754	7,125
4.35% 6/8/27 (b)	7,639	7,340
5.7% 9/12/26 (b)	9,700	9,697
		60,388
Household Durables - 0.1%
Toll Brothers Finance Corp.:
4.875% 11/15/25	2,776	2,735
4.875% 3/15/27	1,352	1,328
		4,063
Specialty Retail - 1.1%
Advance Auto Parts, Inc. 5.95% 3/9/28	5,890	5,636
AutoZone, Inc.:
3.625% 4/15/25	341	333
4% 4/15/30	3,155	2,919
6.25% 11/1/28	4,041	4,204
Lowe's Companies, Inc.:
1.7% 9/15/28	3,155	2,716
4.5% 4/15/30	9,316	8,983
O'Reilly Automotive, Inc.:
3.9% 6/1/29	3,155	2,961
4.2% 4/1/30	5,353	5,010
Ross Stores, Inc. 0.875% 4/15/26	5,106	4,595
The Home Depot, Inc. 2.5% 4/15/27	225	209
		37,566
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.:
7% 11/27/26	1,248	1,261
7.35% 11/27/28	1,996	2,011
7.7% 11/27/30	8,100	8,211
		11,483
TOTAL CONSUMER DISCRETIONARY		113,500
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	1,070	988
Molson Coors Beverage Co. 3% 7/15/26	2,839	2,689
		3,677
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc. 0.95% 2/10/26 (b)	1,459	1,326
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	1,719	1,484
Dollar Tree, Inc. 4% 5/15/25	7,697	7,494
		10,304
Food Products - 0.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	3,631	3,268
3% 2/2/29	3,155	2,697
5.125% 2/1/28	7,571	7,350
JDE Peet's BV 1.375% 1/15/27 (b)	1,001	881
		14,196
Personal Care Products - 0.4%
Kenvue, Inc.:
5% 3/22/30	7,415	7,450
5.05% 3/22/28	4,575	4,605
		12,055
Tobacco - 1.1%
Altria Group, Inc.:
2.35% 5/6/25	634	607
4.8% 2/14/29	964	941
BAT Capital Corp.:
3.222% 8/15/24	1,892	1,856
4.7% 4/2/27	3,990	3,895
BAT International Finance PLC:
1.668% 3/25/26	7,824	7,172
5.931% 2/2/29	7,000	7,107
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,438	5,335
Philip Morris International, Inc. 5.125% 11/17/27	10,015	10,022
		36,935
TOTAL CONSUMER STAPLES		77,167
ENERGY - 2.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,199	1,096
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd. 3.9% 2/1/25	2,146	2,100
Cenovus Energy, Inc. 4.25% 4/15/27	6,940	6,661
DCP Midstream Operating LP 5.375% 7/15/25	3,786	3,780
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	3,470	3,023
Enbridge, Inc. 6% 11/15/28	7,927	8,148
Energy Transfer LP:
2.9% 5/15/25	3,786	3,640
4.2% 4/15/27	5,070	4,847
4.5% 4/15/24	5,133	5,105
4.95% 6/15/28	6,355	6,200
5.875% 1/15/24	3,807	3,807
EQT Corp.:
3.9% 10/1/27	1,892	1,786
5.7% 4/1/28	339	339
Equinor ASA 1.75% 1/22/26	696	652
Hess Corp. 4.3% 4/1/27	12,303	11,984
Hess Midstream Partners LP 5.625% 2/15/26 (b)	5,241	5,175
MPLX LP:
1.75% 3/1/26	3,091	2,850
4% 2/15/25	316	309
4% 3/15/28	3,155	2,977
Occidental Petroleum Corp. 2.9% 8/15/24	3,875	3,790
Petroleos Mexicanos 6.7% 2/16/32	2,992	2,325
Southeast Supply Header LLC 4.25% 6/15/24 (b)	2,009	1,929
The Williams Companies, Inc.:
4.3% 3/4/24	1,571	1,564
4.55% 6/24/24	1,607	1,595
5.4% 3/2/26	1,253	1,252
Western Gas Partners LP 6.35% 1/15/29	4,000	4,107
		89,945
TOTAL ENERGY		91,041
FINANCIALS - 20.1%
Banks - 11.0%
Bank of America Corp.:
1.197% 10/24/26 (c)	11,041	10,117
1.319% 6/19/26 (c)	3,596	3,348
2.496% 2/13/31 (c)	3,155	2,619
2.551% 2/4/28 (c)	4,110	3,744
3.384% 4/2/26 (c)	5,584	5,394
3.97% 3/5/29 (c)	8,155	7,640
3.974% 2/7/30 (c)	4,290	3,965
4.25% 10/22/26	3,730	3,606
4.271% 7/23/29 (c)	7,208	6,807
4.376% 4/27/28 (c)	5,400	5,195
4.45% 3/3/26	2,199	2,147
4.948% 7/22/28 (c)	5,489	5,385
Bank of Nova Scotia 4.5% 12/16/25	4,038	3,939
Barclays PLC:
1.007% 12/10/24 (c)	2,582	2,564
2.279% 11/24/27 (c)	8,259	7,405
2.852% 5/7/26 (c)	6,216	5,923
3.932% 5/7/25 (c)	5,916	5,857
5.304% 8/9/26 (c)	2,635	2,594
5.829% 5/9/27 (c)	5,000	4,967
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	3,654	3,320
2.219% 6/9/26 (b)(c)	2,279	2,155
Capital One NA 2.28% 1/28/26 (c)	3,728	3,553
Citigroup, Inc.:
1.462% 6/9/27 (c)	5,874	5,289
2.666% 1/29/31 (c)	5,530	4,636
3.07% 2/24/28 (c)	5,682	5,267
3.106% 4/8/26 (c)	3,533	3,407
4.075% 4/23/29 (c)	5,190	4,880
4.6% 3/9/26	2,099	2,050
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,813	2,527
1.605% 3/30/28 (b)(c)	6,094	5,332
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,638	1,596
1.645% 4/18/26 (c)	7,888	7,422
2.251% 11/22/27 (c)	9,350	8,460
2.999% 3/10/26 (c)	5,241	5,039
4.292% 9/12/26 (c)	3,276	3,174
5.21% 8/11/28 (c)	9,616	9,446
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,163	3,007
ING Groep NV 1.726% 4/1/27 (c)	2,376	2,158
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	3,236	3,176
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	3,684	3,366
1.47% 9/22/27 (c)	6,240	5,593
1.764% 11/19/31 (c)	4,010	3,140
2.069% 6/1/29 (c)	8,532	7,387
2.083% 4/22/26 (c)	4,480	4,255
2.522% 4/22/31 (c)	6,955	5,834
2.947% 2/24/28 (c)	11,415	10,574
2.956% 5/13/31 (c)	4,445	3,783
3.875% 9/10/24	3,261	3,214
4.125% 12/15/26	3,199	3,096
4.25% 10/1/27	2,524	2,455
Lloyds Banking Group PLC 5.985% 8/7/27 (c)	3,450	3,458
Mitsubishi UFJ Financial Group, Inc.:
1.64% 10/13/27 (c)	7,703	6,895
2.193% 2/25/25	4,678	4,485
4.05% 9/11/28	3,155	3,007
5.017% 7/20/28 (c)	8,580	8,440
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	6,310	5,665
1.554% 7/9/27 (c)	6,800	6,125
4.254% 9/11/29 (c)	1,965	1,856
NatWest Group PLC:
1.642% 6/14/27 (c)	2,293	2,058
3.073% 5/22/28 (c)	2,293	2,085
5.847% 3/2/27 (c)	5,364	5,346
Rabobank Nederland 1.98% 12/15/27 (b)(c)	2,686	2,396
Royal Bank of Canada 2.3% 11/3/31	6,190	4,972
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	5,673	5,082
Societe Generale:
1.792% 6/9/27 (b)(c)	4,104	3,670
4.25% 4/14/25 (b)	1,994	1,928
4.677% 6/15/27 (b)	5,569	5,412
4.75% 11/24/25 (b)	4,777	4,621
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	5,765	5,171
The Toronto-Dominion Bank 2.8% 3/10/27	4,805	4,451
Truist Financial Corp. 4.26% 7/28/26 (c)	5,546	5,364
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,369	5,127
3.526% 3/24/28 (c)	6,680	6,263
4.3% 7/22/27	6,170	5,922
5.574% 7/25/29 (c)	10,500	10,483
6.303% 10/23/29 (c)	8,500	8,756
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	4,101	3,853
4.11% 7/24/34 (c)	1,134	1,002
		365,700
Capital Markets - 4.1%
Ares Capital Corp. 3.25% 7/15/25	8,667	8,205
Blackstone Private Credit Fund 4.7% 3/24/25	9,745	9,494
Deutsche Bank AG 4.5% 4/1/25	4,541	4,404
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	3,868	3,801
2.129% 11/24/26 (c)	6,196	5,678
2.311% 11/16/27 (c)	4,598	4,109
7.146% 7/13/27 (c)	2,700	2,754
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (c)	5,874	5,338
1.542% 9/10/27 (c)	5,971	5,319
3.615% 3/15/28 (c)	2,500	2,352
3.8% 3/15/30	4,330	3,925
4.482% 8/23/28 (c)	3,334	3,216
Moody's Corp.:
3.25% 1/15/28	4,416	4,125
3.75% 3/24/25	2,509	2,454
Morgan Stanley:
0.79% 5/30/25 (c)	1,577	1,533
1.512% 7/20/27 (c)	5,874	5,274
2.188% 4/28/26 (c)	3,470	3,299
2.475% 1/21/28 (c)	5,778	5,265
3.772% 1/24/29 (c)	5,000	4,663
3.875% 1/27/26	2,903	2,820
4.21% 4/20/28 (c)	12,636	12,134
5.449% 7/20/29 (c)	7,193	7,166
6.407% 11/1/29 (c)	8,500	8,802
S&P Global, Inc. 2.45% 3/1/27	4,416	4,092
State Street Corp. 2.901% 3/30/26 (c)	192	185
UBS Group AG:
1.305% 2/2/27 (b)(c)	5,890	5,315
2.593% 9/11/25 (b)(c)	3,276	3,183
4.55% 4/17/26	3,276	3,188
6.373% 7/15/26 (b)(c)	4,455	4,464
		136,557
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,495	3,196
2.45% 10/29/26	1,390	1,266
3% 10/29/28	1,456	1,283
5.75% 6/6/28	7,897	7,865
6.1% 1/15/27	5,500	5,528
6.5% 7/15/25	1,093	1,098
Ally Financial, Inc.:
2.2% 11/2/28	4,756	3,896
4.625% 3/30/25	1,892	1,850
4.75% 6/9/27	6,877	6,504
5.125% 9/30/24	6,184	6,125
5.75% 11/20/25	1,287	1,263
Capital One Financial Corp.:
1.878% 11/2/27 (c)	10,852	9,517
2.359% 7/29/32 (c)	6,310	4,481
2.636% 3/3/26 (c)	3,155	2,984
3.2% 2/5/25	2,208	2,133
4.985% 7/24/26 (c)	2,403	2,346
Discover Financial Services 4.5% 1/30/26	1,532	1,483
Ford Motor Credit Co. LLC:
2.3% 2/10/25	2,621	2,491
3.375% 11/13/25	8,189	7,715
6.95% 6/10/26	7,500	7,584
Synchrony Financial:
4.25% 8/15/24	3,155	3,102
4.375% 3/19/24	4,232	4,207
		87,917
Financial Services - 1.4%
Athene Global Funding:
0.95% 1/8/24 (b)	4,263	4,241
1.73% 10/2/26 (b)	4,287	3,776
2.646% 10/4/31 (b)	6,246	4,905
Brixmor Operating Partnership LP:
3.85% 2/1/25	1,848	1,796
4.125% 6/15/26	849	812
Corebridge Financial, Inc.:
3.65% 4/5/27	1,748	1,642
3.85% 4/5/29	6,197	5,674
3.9% 4/5/32	1,306	1,143
Equitable Holdings, Inc. 4.35% 4/20/28	11,714	11,126
Jackson Financial, Inc.:
3.125% 11/23/31	642	511
5.17% 6/8/27	1,211	1,176
5.67% 6/8/32	4,044	3,924
Nationwide Building Society 6.557% 10/18/27 (b)(c)	6,900	7,001
		47,727
Insurance - 0.9%
AFLAC, Inc. 3.6% 4/1/30	708	651
AIA Group Ltd.:
3.375% 4/7/30 (b)	2,279	2,040
3.9% 4/6/28 (b)	5,569	5,289
Aon PLC 3.875% 12/15/25	3,921	3,810
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	3,155	2,805
1.4% 8/27/27 (b)	3,155	2,695
1.7% 11/12/26 (b)	4,021	3,564
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,963	2,533
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	1,526	1,518
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	2,715	2,407
Willis Group North America, Inc. 4.5% 9/15/28	3,470	3,321
		30,633
TOTAL FINANCIALS		668,534
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 3/2/28	1,367	1,370
5.25% 3/2/30	1,247	1,253
		2,623
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	2,685	2,500
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	2,641	2,290
4.25% 12/15/27	3,155	2,978
Cigna Group 3.4% 3/1/27	2,839	2,697
HCA Holdings, Inc.:
3.125% 3/15/27	8,266	7,662
3.5% 9/1/30	1,577	1,387
5.625% 9/1/28	3,155	3,164
5.875% 2/1/29	1,739	1,754
Humana, Inc.:
1.35% 2/3/27	3,786	3,363
3.7% 3/23/29	1,002	937
Sabra Health Care LP:
3.2% 12/1/31	2,504	1,958
3.9% 10/15/29	852	737
		28,927
Pharmaceuticals - 0.2%
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	7,000	6,613
Mylan NV 4.55% 4/15/28	965	912
Viatris, Inc.:
1.65% 6/22/25	279	261
2.7% 6/22/30	968	786
		8,572
TOTAL HEALTH CARE		42,622
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,364	1,341
BAE Systems PLC 3.4% 4/15/30 (b)	1,006	899
RTX Corp.:
5.75% 1/15/29	1,653	1,687
6% 3/15/31	7,900	8,182
The Boeing Co.:
2.7% 2/1/27	3,155	2,915
5.04% 5/1/27	5,804	5,766
5.15% 5/1/30	7,620	7,550
		28,340
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,047	5,538
Machinery - 0.2%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	4,559	4,127
Otis Worldwide Corp. 2.056% 4/5/25	3,274	3,130
		7,257
Passenger Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,527	2,223
Delta Air Lines, Inc. 2.9% 10/28/24	3,470	3,360
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,583	1,416
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,805	1,699
		8,698
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	1,734	1,715
0.8% 8/18/24	2,601	2,504
2.2% 1/15/27	2,431	2,179
4.25% 2/1/24	1,865	1,858
		8,256
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,492	4,290
3.25% 2/15/27 (b)	1,761	1,593
3.95% 7/1/24 (b)	1,922	1,889
4.375% 5/1/26 (b)	645	614
5.5% 1/15/26 (b)	1,159	1,136
6.375% 5/4/28 (b)	2,418	2,411
		11,933
TOTAL INDUSTRIALS		70,022
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 5.25% 2/1/28	1,935	1,940
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 1.95% 2/15/28 (b)	3,155	2,769
Micron Technology, Inc. 4.185% 2/15/27	5,395	5,190
		7,959
Software - 0.4%
Oracle Corp. 1.65% 3/25/26	1,969	1,814
Roper Technologies, Inc.:
1.4% 9/15/27	3,155	2,761
2% 6/30/30	3,615	2,968
VMware, Inc.:
1% 8/15/24	3,856	3,730
1.4% 8/15/26	1,693	1,527
		12,800
TOTAL INFORMATION TECHNOLOGY		22,699
MATERIALS - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	631	576
1.832% 10/15/27 (b)	3,155	2,708
LYB International Finance III LLC 1.25% 10/1/25	3,039	2,809
		6,093
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent LP 3.625% 4/15/32	1,201	1,029
Boston Properties, Inc. 3.2% 1/15/25	1,892	1,826
Corporate Office Properties LP 2% 1/15/29	2,288	1,810
Federal Realty OP LP 3.95% 1/15/24	4,416	4,404
Hudson Pacific Properties LP 4.65% 4/1/29	4,013	2,976
Kite Realty Group Trust 4% 3/15/25	1,514	1,459
LXP Industrial Trust (REIT) 4.4% 6/15/24	751	741
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	701	685
4.5% 4/1/27	8,075	7,572
4.95% 4/1/24	696	693
5.25% 1/15/26	5,148	5,010
Piedmont Operating Partnership LP 2.75% 4/1/32	475	315
SITE Centers Corp.:
3.625% 2/1/25	857	828
4.25% 2/1/26	1,417	1,366
Spirit Realty LP 2.1% 3/15/28	2,984	2,591
Sun Communities Operating LP 2.3% 11/1/28	540	459
Ventas Realty LP:
2.65% 1/15/25	2,514	2,419
3% 1/15/30	1,315	1,117
3.5% 4/15/24	1,501	1,486
4% 3/1/28	737	688
VICI Properties LP 5.125% 5/15/32	556	512
Vornado Realty LP 2.15% 6/1/26	590	511
Welltower OP LLC 3.625% 3/15/24	1,611	1,600
WP Carey, Inc.:
3.85% 7/15/29	400	362
4.6% 4/1/24	3,264	3,241
		45,700
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	238	231
TOTAL REAL ESTATE		45,931
UTILITIES - 2.2%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,786	3,610
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	5,961	5,486
Exelon Corp.:
2.75% 3/15/27	491	456
3.35% 3/15/32	5,013	4,292
FirstEnergy Corp.:
1.6% 1/15/26	365	336
2.05% 3/1/25	2,045	1,957
Georgia Power Co. 4.65% 5/16/28	3,548	3,484
IPALCO Enterprises, Inc. 3.7% 9/1/24	773	757
Pacific Gas & Electric Co. 3.25% 2/16/24	965	959
Southern Co.:
5.113% 8/1/27 (e)	3,155	3,121
5.2% 6/15/33	3,560	3,494
5.5% 3/15/29	3,579	3,634
Virginia Electric & Power Co. 2.4% 3/30/32	3,155	2,527
Vistra Operations Co. LLC 5% 7/31/27 (b)	6,060	5,767
		39,880
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.:
1.375% 1/15/26	6,940	6,319
3.3% 7/15/25 (b)	3,832	3,658
3.95% 7/15/30 (b)	4,133	3,675
		13,652
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	3,786	3,493
3.7% 7/15/30	295	267
NiSource, Inc.:
0.95% 8/15/25	1,517	1,402
2.95% 9/1/29	3,786	3,349
5.25% 3/30/28	4,191	4,185
Puget Energy, Inc.:
3.65% 5/15/25	1,892	1,828
4.224% 3/15/32	3,155	2,763
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (c)(d)	2,134	1,860
		19,147
TOTAL UTILITIES		72,679
TOTAL NONCONVERTIBLE BONDS (Cost $1,343,741)		1,281,504

U.S. Treasury Obligations - 46.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
2.625% 7/31/29	76,218	69,605
2.75% 8/15/32	186,967	165,108
3.125% 11/15/28 (f)	103,974	98,336
3.125% 8/31/29	80,736	75,659
3.25% 6/30/29	48,588	45,919
3.375% 5/15/33	28,378	26,223
3.5% 1/31/30	11,428	10,892
3.5% 2/15/33	59,782	55,869
3.625% 3/31/28	13,051	12,681
3.625% 3/31/30	64,183	61,520
3.75% 5/31/30	84,750	81,770
3.875% 12/31/29	51,311	49,942
3.875% 8/15/33	51,003	49,051
4% 2/15/26	48,996	48,347
4% 10/31/29	86,863	85,180
4.125% 6/15/26	169,367	167,699
4.125% 9/30/27	31,143	30,855
4.125% 8/31/30	121,542	119,771
4.125% 11/15/32	9,586	9,410
4.375% 8/15/26	27,818	27,715
4.375% 11/30/30	9,916	9,922
4.5% 7/15/26	6,068	6,063
4.5% 11/15/33	17,901	18,122
4.625% 3/15/26	12,360	12,364
4.625% 9/15/26	131,900	132,354
4.625% 10/15/26	32,855	32,975
4.875% 10/31/28	10,960	11,228
4.875% 10/31/30	19,158	19,733
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,589,100)		1,534,313

U.S. Government Agency - Mortgage Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.4%
2.5% 10/1/31 to 1/1/33	2,262	2,072
3% 11/1/32 to 12/1/32	7,923	7,422
3.5% 9/1/34 to 10/1/34	2,798	2,668
4.5% 3/1/39 to 8/1/39	686	665
5.5% 11/1/34 to 6/1/36	612	618
6.5% 7/1/32 to 8/1/36	370	383
7% 8/1/25 to 7/1/28	1	1
7.5% 9/1/24 to 8/1/29	8	8
TOTAL FANNIE MAE		13,837
Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	1,045	1,057
7.5% 7/1/27 to 9/1/31	2	2
TOTAL FREDDIE MAC		1,059
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	333	343
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,475)		15,239

Asset-Backed Securities - 8.0%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	398	299
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,185	1,042
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,783	2,466
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,312	2,836
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	5,700	5,693
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	7,490	7,464
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	395	345
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.7235% 4/22/31 (b)(c)(d)	5,438	5,424
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,593	2,576
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5824% 2/25/35 (c)(d)	245	241
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,530	2,157
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A3, 5.47% 2/25/28	975	979
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	1,719	1,504
Series 2021-1R Class A, 2.741% 8/15/41 (b)	2,391	2,164
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,277	3,925
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	6,373	6,363
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	5,716	5,707
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	916	881
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	9,348	9,385
Series 2023-A2 Class A, 5.08% 9/15/30	8,477	8,504
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	10,727	10,227
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	7,358	6,489
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	529	529
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	4,683	4,477
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	5,454	5,435
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,053	2,078
Ford Credit Auto Owner Trust 2 Series 2023-1 Class A, 4.85% 8/15/35 (b)	10,000	9,804
Ford Credit Auto Owner Trust 2023-Rev Series 2023-2 Class A, 5.28% 2/15/36 (b)	6,318	6,311
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,184	4,128
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,115	1,121
Gm Financial Revolving Receiva:
Series 2023-1 Class A, 5.12% 4/11/35 (b)	7,253	7,225
Series 2023-2 Class A, 5.77% 8/11/36 (b)	7,074	7,231
GMF Floorplan Owner Revolving Trust Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	5,924	5,910
Class B, 5.73% 6/15/28 (b)	4,517	4,503
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	653	571
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	1,125	1,131
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/31 (b)(c)(d)	4,547	4,541
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, CME Term SOFR 3 Month Index + 1.460% 6.8516% 7/29/30 (b)(c)(d)	3,386	3,386
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	7,635	7,611
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	210	202
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	383	381
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.7074% 8/25/34 (c)(d)(g)	98	120
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	6,158	6,137
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4287% 5/20/29 (b)(c)(d)	2,516	2,508
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (c)(d)	82	80
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,895	2,706
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	3,034	3,017
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	2,737	2,333
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,805	1,738
1.631% 5/15/51 (b)	9,464	8,322
1.884% 7/15/50 (b)	703	643
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,126	955
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	4,706	4,691
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6755% 1/15/34 (b)(c)(d)	6,583	6,555
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	4,110	4,102
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(c)(d)	6,381	6,364
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	72	70
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	838	769
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	2,057	1,733
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(c)(d)	1,143	805
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	260	259
Series 2021-5 Class A, 1.31% 11/20/31 (b)	759	753
3.12% 3/20/32 (b)	2,174	2,144
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	382	376
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,241	2,172
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,381	3,143
Verizon Master Trust:
Series 2021-1 Class B, 0.69% 5/20/27	6,025	5,870
Series 2023-4 Class A1A, 5.16% 6/20/29	6,694	6,683
Series 2023-7 Class A1A, 5.67% 11/20/29	10,000	10,103
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	3,045	3,029
Series 2023-2 Class A3, 5.48% 12/20/28	5,281	5,306
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(c)(d)	4,384	4,378
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	6,255	6,302
TOTAL ASSET-BACKED SECURITIES (Cost $272,920)		267,412

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.9%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	11,928	11,352
Series 2021-C Class A, 2.115% 1/25/61 (b)	1,208	1,137
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	3,587	2,950
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,891	1,676
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,682	1,492
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	7,373	6,417
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	937	867
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	819	780
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,208	1,161
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,789	3,716
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	5,955	5,600
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	485	411
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,771	2,620
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,907	1,633
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	4,148	3,889
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	724	660
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	664	596
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,420	1,303
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	101	90
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	379	359
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	3,451	3,232
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,910	3,761
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	577	506
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	805	708
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,787	2,663
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	969	929
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	649	625
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		61,134
U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	758	729
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	167	164
TOTAL U.S. GOVERNMENT AGENCY		893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,573)		62,027

Commercial Mortgage Securities - 3.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	1,605	1,565
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,164	1,046
BANK:
sequential payer Series 2018-BN15 Class ASB, 4.285% 11/15/61	2,465	2,395
Series 2021-BN33 Class XA, 1.167% 5/15/64 (c)(h)	12,399	646
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	3,470	3,237
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2365% 6/15/38 (b)(c)(d)	7,697	6,827
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	1,697	1,659
Series 2019-B12 Class XA, 1.1612% 8/15/52 (c)(h)	16,002	560
Series 2019-B14 Class XA, 0.8975% 12/15/62 (c)(h)	16,140	434
Series 2020-B17 Class XA, 1.5364% 3/15/53 (c)(h)	30,863	1,572
Series 2020-B19 Class XA, 1.8795% 9/15/53 (c)(h)	21,146	1,405
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	3,041	2,919
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	2,970	2,901
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(d)	1,783	1,749
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	1,411	1,400
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	2,945	2,888
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	2,587	2,530
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	1,627	1,629
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	2,820	2,813
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 1/15/34 (b)(c)(d)	770	758
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	2,477	2,429
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,158	1,108
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,980	3,644
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,861	2,522
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	870	855
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,819	1,796
Series 2016-GC37 Class AAB, 3.098% 4/10/49	295	286
COMM Mortgage Trust Series 2013-CR13 Class AM, 4.449% 11/10/46	975	960
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	943	861
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,224	1,220
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	1,884	1,846
Series 2020-C19 Class ASB, 2.5501% 3/15/53	11,986	10,857
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	3,944	3,860
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	1,224	1,209
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	1,714	1,645
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	319	310
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	2,569	2,454
Series 2013-GC13 Class A/S, 3.9554% 7/10/46 (b)(c)	4,813	4,531
Series 2015-GC30 Class A/S, 3.777% 5/10/50	519	487
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	1,563	1,529
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	1,117	1,030
Series 2013-LC11 Class A/S, 3.216% 4/15/46	201	185
Series 2018-AON Class D, 4.767% 7/5/31 (b)(c)	3,378	1,885
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,058	1,791
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	2,260	2,204
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	1,380	1,353
Morgan Stanley BAML Trust Series 2014-C17 Class ASB, 3.477% 8/15/47	134	133
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,448	2,237
Series 2021-L6 Class XA, 1.325% 6/15/54 (c)(h)	4,355	241
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	1,926	1,926
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(d)	4,108	4,000
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	2,759	2,708
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C8 Class ASB, 3.903% 2/15/51	2,329	2,245
Series 2017-C7 Class XA, 1.1539% 12/15/50 (c)(h)	49,677	1,504
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,920	1,489
Series 2020-LAB Class X, 0.5162% 10/10/42 (b)(c)(h)	57,901	1,379
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	247	237
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,191	1,143
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $123,669)		113,032

Municipal Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24 (Cost $960)	960	956

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	2,368	2,078
3.5% 2/12/34	1,965	1,598
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,316)		3,676

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $4,416)	4,416	4,283

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (i) (Cost $38,153)	38,145,212	38,153

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,460,323)	3,320,595
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,624
NET ASSETS - 100.0%	3,323,219

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	575	Mar 2024	117,565	349	349

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $528,512,000 or 15.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $736,000.
(g)	Level 3 security
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	28,002	353,222	343,071	316	-	-	38,153	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,752	28,549	39,301	2	-	-	-	0.0%
Total	38,754	381,771	382,372	318	-	-	38,153

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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